Accounts Payable - Disclosure of Range of Payment Due Dates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member] | Liabilities that are Part of the Arrangement [member]
Accounts Payable [Line Items]
Number of days after invoice due date	210 days	210 days
Bottom of range [member] | Comparable Trade Payables that are Not Part of an Arrangement [member]
Accounts Payable [Line Items]
Number of days after invoice due date	30 days	30 days
Top of Range [Member] | Liabilities that are Part of the Arrangement [member]
Accounts Payable [Line Items]
Number of days after invoice due date	359 days	300 days
Top of Range [Member] | Comparable Trade Payables that are Not Part of an Arrangement [member]
Accounts Payable [Line Items]
Number of days after invoice due date	300 days	300 days